FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 37,900	$ 37,900	$ 37,900
Initial recognition at fair value				$ 179,000
Change in fair value				$ (141,100)
Extinguishment of August 2024 Convertible Notes		37,900	37,900
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Other Nonoperating Income (Expense)
Fair value ending		0	37,900	$ 37,900
Level 3 [Member] | Notes Payable - Fair Value Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	25,960,206
Fair value at issuance			46,016,820
Additions & (Payments)			(2,024,917)
Conversion			(21,648,403)
Change in fair value			$ (3,616,706)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Fair value ending			$ 25,960,206
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	51,056
Fair value at issuance			9,482,632
Conversion			(13,399,656)
Change in fair value			(3,968,080)
Fair value ending			51,056
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | AZ Promissory Note [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance			2,645,200
Conversion			(2,155,844)
Change in fair value			489,356
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | TAG Promissory Note [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance			1,639,914
Conversion			(1,281,624)
Change in fair value			358,290
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Diagonal Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	293,659
Fair value at issuance			699,197
Conversion			(359,589)
Change in fair value			45,949
Fair value ending			293,659
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Agile Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	14,557
Fair value at issuance			500,000
Additions & (Payments)			(774,917)
Change in fair value			(289,474)
Fair value ending			14,557
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Brick Lane Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	191,179
Fair value at issuance			2,742,750
Conversion			(2,567,609)
Change in fair value			(16,038)
Fair value ending			191,179
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Bomore Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	48,171
Fair value at issuance			1,411,829
Conversion			(1,511,236)
Change in fair value			(147,578)
Fair value ending			48,171
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Boot Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance			193,215
Conversion			(173,626)
Change in fair value			19,589
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | Torcross Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	24,084
Fair value at issuance			133,883
Conversion			(199,219)
Change in fair value			(89,420)
Fair value ending			24,084
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | YA Debenture
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance			1,255,700
Additions & (Payments)			(1,250,000)
Change in fair value			5,700
Level 3 [Member] | Notes Payable - Fair Value Option [Member] | December 2025 YA Debenture
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	25,337,500
Fair value at issuance			25,312,500
Change in fair value			(25,000)
Fair value ending			25,337,500
Level 3 [Member] | Debt Fair Value Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	25,960,206
Fair value at issuance	23,350,000
Additions & (Payments)	(2,193,771)
Conversion	(403,268)
Change in fair value	$ (8,279,246)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value ending	$ 38,433,921		25,960,206
Level 3 [Member] | Debt Fair Value Option [Member] | Agile Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	14,557
Additions & (Payments)	(21,000)
Change in fair value	6,443
Fair value ending			14,557
Level 3 [Member] | Debt Fair Value Option [Member] | December 2025 YA Debenture
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	25,337,500
Additions & (Payments)	(2,172,771)
Change in fair value	951,368
Fair value ending	24,116,097		25,337,500
Level 3 [Member] | Debt Fair Value Option [Member] | 2026 Brick Lane H&K Investment Note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	23,350,000
Change in fair value	(9,249,400)
Fair value ending	14,100,600
Level 3 [Member] | Debt Fair Value Option [Member] | 2025 Indigo Capital Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	51,056
Conversion	(36,339)
Change in fair value	4,207
Fair value ending	18,924		51,056
Level 3 [Member] | Debt Fair Value Option [Member] | 2025 Diagonal Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	293,659
Conversion	(250,756)
Change in fair value	(42,903)
Fair value ending			293,659
Level 3 [Member] | Debt Fair Value Option [Member] | 2025 Brick Lane Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	191,179
Conversion	(25,913)
Change in fair value	33,034
Fair value ending	198,300		191,179
Level 3 [Member] | Debt Fair Value Option [Member] | 2025 Bomore Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	48,171
Conversion	(60,174)
Change in fair value	12,003
Fair value ending			48,171
Level 3 [Member] | Debt Fair Value Option [Member] | 2025 Torcross Convertible Note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	24,084
Conversion	(30,086)
Change in fair value	6,002
Fair value ending			24,084
Level 3 [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	44,241	$ 128,615	128,615	2,238,519
Change in fair value			$ (84,374)	$ (2,109,904)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value ending			$ 44,241	$ 128,615
Level 3 [Member] | Offering Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 353,160
Fair value at issuance			20,747,899
Exercises			(34,373,943)
Change in fair value			$ (13,979,204)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Fair value ending			$ 353,160